Revenues from services and commissions	9 Months Ended
Sep. 30, 2023
Fee and commission income (expense) [abstract]
Disclosure of fee and commission income (expense) [text block]	Revenues from services and commissions

	Three-month period		Nine-month period
	09/30/2023	09/30/2022	09/30/2023	09/30/2022
Income from exchange	214,415	161,418	574,952	437,870
Revenues from commissions and intermediation	130,699	115,414	351,460	364,687
Income from bank fees	24,030	16,837	60,446	45,246
Revenues from services and commissions	12,131	5,690	40,655	18,019
Resource management	20,522	5,731	47,654	24,912
Exchange brokerage and securities	326	16,676	11,476	33,408
Other	20,957	3,516	49,161	13,666
Cashback expenses (a)	(48,391)	(76,420)	(173,664)	(244,212)
Inter Loop (b)	(26,910)	—	(33,484)	—
Revenues	347,780	248,862	928,657	693,596
(a) Refers to amounts paid to customers as an incentive to purchase or use products. This balance is deducted directly from revenue from services and commissions.
(b) This is a loyalty and rewards program offered by Banco Inter. Through this program, bank customers accumulate points in their transactions and financial operations and can exchange them for benefits, discounts, products or services.